Share based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share based compensation [Abstract]
Stock Option Activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In years	US$
Outstanding as of December 31, 2011	4,332,000	0.04	9.08	2,720
Granted	1,200,000
Forfeited	(565,000)
Outstanding as of December 31, 2012	4,967,000	0.19	8.32	21,429
Granted	2,837,500
Repurchase of vested options	(910,000)
Forfeited	(262,708)
Outstanding as of December 31, 2013	6,631,792	0.57	8.13	85,854
Granted	500,000
Forfeited	(136,002)
Exercised	(492,893)
Outstanding as of December 31, 2014	6,502,897	1.42	7.29	79,877
Vested and expected to vest as of December 31, 2014	6,273,762	1.36	7.25	77,397
Exercisable as of December 31, 2014	4,211,552	0.57	6.69	55,076

Fair Value Assumptions

	For the years ended December 31,
	2012	2013	2014
Risk-free interest rates (%)(1)	2.55%~3.21%	2.02%~3.13%	3.35%
Exercise multiples(2)	2.8 times	2 times~2.8 times	2.2 times
Expected dividend yield(3)	0%	0%	0%
Expected volatility (%)(4)	45%~47%	43%~44%	43%
Contract life	10 years	8.2 years ~10 years	10 years

1.
The risk-free interest rate is based on the implied yield rates of China government bonds denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available.

2.
The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to Valuing Employee Stock Options (published by John Wiley & Sons. Inc. 2004 edition), a well-accepted academic publication.

3.	The dividend yield was estimated based on the Company's expected dividend policy over the expected life of the options.
4.
The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of similar U.S. and Hong Kong public companies for a period equal to the expected life preceding the grant date.

Restricted Share Activities
Restricted Shares	Number of Shares
Outstanding as of December 31, 2011	32,983,728
Restricted shares vested	(8,604,451)
Outstanding as of December 31, 2012	24,379,277
Restricted shares vested	(10,554,394)
Outstanding as of December 31, 2013	13,824,883
Restricted shares vested	(2,513,615)
Conversion to ordinary shares upon IPO	(11,311,268)
Outstanding as of December 31, 2014	-
Restricted Shares	Number of Shares
Unvested as of December 31, 2013	-
Granted	38,272
Vested	(3,783)
Unvested as of December 31, 2014	34,489